Operations	12 Months Ended
Jun. 30, 2023
Operations [Abstract]
Operations
1.	Operations

BrasilAgro - Companhia Brasileira de Propriedades Agrícolas (“BrasilAgro”) or (“Company”) was incorporated on September 23, 2005 and is headquartered at Avenida Brigadeiro Faria Lima, 1309, in São Paulo with branches in the states of Bahia, Goiás, Mato Grosso, Minas Gerais, Maranhão and Piauí, as well as in Paraguay and Bolivia. The Company is the direct and indirect parent company of closely held companies and its corporate purpose is: (i) the commercial exploration, import and export of agriculture activities and inputs, cattle raising and forestry activities; (ii) the purchase, sale and rental of real estate in rural and/or urban areas; and (iii) real estate brokerage involving any type of operations; and management of its own and third-party assets.

The Company and its subsidiaries operate on 19 farms with total area of 273,486 hectares, of which 213,329 hectares are owned and 60,157 hectares are leased. There are sixteen (16) farms in six states of Brazil, one (1) farm in Paraguay and two (2) farms in Bolivia. The total number does not include the 2,009-hectare area of the Alto Taquari and Rio do Meio farms (1,157 and 852 hectares, respectively) negotiated in the long term and whose ownership has not yet been transferred to the buyers. Comparable information on own farms is disclosed in Note 11.